FAIR VALUE MEASUREMENTS (Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent consideration related to acquisitions	$ 271	$ 2,458
Foreign exchange contracts	7	62
Liability presented at fair value	512	719
Total liabilities	790	3,239
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent consideration related to acquisitions
Foreign exchange contracts
Liability presented at fair value
Total liabilities
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent consideration related to acquisitions
Foreign exchange contracts	7	62
Liability presented at fair value
Total liabilities	7	62
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent consideration related to acquisitions	271	2,458
Foreign exchange contracts
Liability presented at fair value	512	719
Total liabilities	$ 783	$ 3,177